AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

December 31, 2021 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 89.1%
Options on Equity Indices - 89.1%
S&P 500 Index	September 2022	$2,799.94	174	$48,718,956	$34,344,158
S&P 500 Mini Index	September 2022	280.03	70	1,960,210	1,381,419
Total Options Purchased - Calls (Cost $28,070,330)				50,679,166	35,725,577

OPTION PURCHASED - PUTS(b) - 23.8%
Options on Equity Indices - 23.8%
S&P 500 Index	September 2022	4,307.58	87	37,475,946	1,638,421
S&P 500 Index	September 2022	5,599.89	87	48,719,043	7,537,236
S&P 500 Mini Index	September 2022	430.80	35	1,507,800	65,944
S&P 500 Mini Index	September 2022	560.07	35	1,960,245	303,482
Total Options Purchased - Puts (Cost $15,113,476)				89,663,034	9,545,083

				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Royal Bank of Canada, Toronto, 0.005%, 1/03/22(c)				$7,677	7,677
Total Short-Term Investments (Cost $7,677)					7,677

Total Investments – 112.9% (Cost $43,191,483)					45,278,337
Other assets less liabilities – (12.9)%					(5,184,836)
Net Assets – 100.0%					$40,093,501

* Rounds to less than 0.005%.

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of December 31, 2021.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

December 31, 2021 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF DECEMBER 31, 2021

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	87	$4,600.45	September 2022	$1,545,665	$40,023,915	$(3,578,101)
S&P 500 Index	87	5,599.89	September 2022	66,780	48,719,043	(189,288)
S&P 500 Mini Index	35	460.05	September 2022	86,957	1,610,175	(143,934)
S&P 500 Mini Index	35	560.07	September 2022	4,042	1,960,245	(7,592)
				$1,703,444	$92,313,378	$(3,918,915)

PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	174	$2,799.94	September 2022	$1,043,328	$48,718,956	$(556,759)
S&P 500 Index	87	3,446.03	September 2022	1,201,122	29,980,461	(591,834)
S&P 500 Mini Index	70	280.03	September 2022	36,877	1,960,210	(22,408)
S&P 500 Mini Index	35	344.60	September 2022	41,514	1,206,100	(23,809)
				$2,322,841	$81,865,727	$(1,194,810)
TOTAL OPTIONS WRITTEN				$4,026,285	$174,179,105	$(5,113,725)

(a) Non-income producing.

(b)	Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

December 31, 2021 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board of Trustees (the “Board”) from time to time and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Notes to Schedule of Investments

December 31, 2021 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of December 31, 2021:

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,725,577	$—	$35,725,577
Option Purchased - Puts	—	9,545,083	—	9,545,083
Short-Term Investments
Time Deposits	7,677	—	—	7,677
Total Assets	$7,677	$45,270,660	$—	$45,278,337
Liabilities
Call Options Written	$—	$(3,918,915)	$—	$(3,918,915)
Put Options Written	—	(1,194,810)	—	(1,194,810)
Total Liabilities	$—	$(5,113,725)	$—	$(5,113,725)